Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		6 Months Ended		12 Months Ended
	May 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Provincial corporate tax rate		26.50%	27.00%
Decrease in deferred income tax liability		$ (658)
Deferred tax recovery due to adjustment to tax basis of refining assets		$ (387)	$ (1)
Alberta [Member]
Disclosure Of Income Taxes [Line Items]
Provincial corporate tax rate	8.00%			12.00%